UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Global Inflation Fund
		Principal Amount ($)(a)	Value ($)
Government & Agency Obligations 93.8%
Sovereign Bonds 9.3%
Kingdom of Norway, Series 475, 2.0%, 5/24/2023	NOK	11,204,000	1,698,066
United Kingdom Gilt Inflation Linked, Series 3MO, 0.125%, 3/22/2024	GBP	5,715,105	9,540,585

			11,238,651
U.S. Treasury Obligations 84.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75%, 2/15/2042		4,651,470	3,739,345
1.75%, 1/15/2028		11,706,345	12,533,106
2.125%, 2/15/2040		4,862,790	5,463,802
2.125%, 2/15/2041		2,133,100	2,396,738
2.5%, 1/15/2029		5,439,350	6,392,085
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2016		3,703,525	3,802,768
0.125%, 7/15/2022		22,344,740	21,403,825
0.375%, 7/15/2023		12,043,680	11,615,563
1.125%, 1/15/2021		9,075,620	9,538,622
1.375%, 7/15/2018 (b)		6,498,780	7,043,560
1.375%, 1/15/2020		13,717,143	14,729,852
2.0%, 7/15/2014		1,858,650	1,899,598
U.S. Treasury Note, 0.75%, 6/15/2014 (c)		2,000,000	2,005,782

			102,564,646

Total Government & Agency Obligations (Cost $115,812,732)			113,803,297
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017		28,255	29,660
Federal National Mortgage Association, 9.0%, 3/1/2020		20,871	23,471

Total Mortgage-Backed Securities Pass-Throughs (Cost $51,814)			53,131
Asset-Backed 1.1%
Home Equity Loans
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.215% *, 12/25/2034 (Cost $1,291,994)		1,365,383	1,345,016
Short-Term U.S. Treasury Obligations 2.2%
U.S. Treasury Bills:
0.02% **, 2/13/2014 (d)		1,150,000	1,149,983
0.146% **, 6/26/2014 (e)		1,000,000	999,599
0.073% **, 8/21/2014		500,000	499,775
0.055% **, 2/13/2014 (d)		17,000	17,000

Total Short-Term U.S. Treasury Obligations (Cost $2,666,026)			2,666,357

		Shares	Value ($)

Securities Lending Collateral 6.0%
Daily Assets Fund Institutional, 0.08% (f) (g) (Cost $7,282,500)		7,282,500	7,282,500
Cash Equivalents 2.8%
Central Cash Management Fund, 0.05% (f) (Cost $3,375,552)		3,375,552	3,375,552

		% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $130,480,618) †		105.9	128,525,853
Other Assets and Liabilities, Net		(5.9)	(7,201,255)

Net Assets		100.0	121,324,598

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $131,006,708.  At December 31, 2013, net unrealized depreciation for all securities based on tax cost was $2,480,855.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,481,047 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,961,902.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $6,502,968, which is 5.3% of net assets.

(c)	At December 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At December 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At December 31, 2013, this security has been pledged, in whole or in part, as collateral for open bilateral swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At December 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

3 Month Euro Euribor Interest Rate Futures	EUR	12/15/2014	2	685,305	(481)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	12/15/2014	2	560,283	(392)
3 Month Euroyen Futures	JPY	12/15/2014	2	473,744	(119)
3 Month Sterling (Short Sterling) Interest Rate Futures	GBP	12/17/2014	3	615,237	(1,025)
5 Year U.S. Treasury Note	USD	3/31/2014	104	12,408,500	(79,117)
90 Day Eurodollar	USD	12/15/2014	2	497,850	(400)
ASX 90 Day Bank Accepted Bills	AUD	12/11/2014	3	2,660,268	260
Gold 100 Oz Futures	USD	2/26/2014	2	240,460	559
Ultra Long U.S. Treasury Bond	USD	3/20/2014	25	3,406,250	(12,500)
Total net unrealized depreciation					(93,215)

At December 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Japanese Government Bond	JPY	3/11/2014	3	4,082,803	23,763
United Kingdom Long Gilt Bond	GBP	3/27/2014	63	11,116,855	198,532
Total unrealized appreciation					222,295

At December 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	5,300,000	1	5/9/2014	39,087	(123,345)
Put Options
Pay Fixed - 2.064% - Receive Floating - LIBOR	5/13/2014 5/13/2044	5,300,000	1	5/9/2014	39,088	(4)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	2,700,000	2	10/22/2014	34,290	(8,403)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	2,700,000	3	10/17/2014	37,260	(9,845)
Total Put Options					110,638	(18,252)

Total					149,725	(141,597)

(h)	Unrealized appreciation on written options on interest rate swap contracts at December 31, 2013 was $8,128.

At December 31, 2013, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2034	3,300,000	Fixed - 4.01%	Floating - LIBOR	21,494	20,490
5/13/2014 5/13/2044	5,300,000	Fixed - 4.064%	Floating - LIBOR	(61,432)	595
12/30/2014 12/30/2024	3,800,000	Fixed - 3.524%	Floating - LIBOR	8,504	8,896
12/30/2014 12/30/2019	3,600,000	Fixed - 2.522%	Floating - LIBOR	2,623	(738)
Total net unrealized appreciation					29,243

Bilateral Swaps

At December 31, 2013, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (i)

Long Positions
1/15/2014	141,000	4	0.53%	Barclays Spread Index -022	1,458
1/15/2014	84,600	4	0.57%	Barclays-Commodity Strategy 1610 Index	1,252
1/15/2014	141,000	2	0.44%	Citi Commodity Term Structure Alpha II DJUBS Index	2,211
1/15/2014	42,000	5	0.12%	Dow Jones-UBS Commodity Index	(120)
1/15/2014	181,000	6	0.1%	Dow Jones-UBS Commodity Index	(519)
1/15/2014	85,000	2	0.14%	Dow Jones-UBS Commodity Index	(244)
1/15/2014	84,600	7	0.23%	Dow Jones-UBS Commodity Index 2-4-6 Month Forward Blend	44
1/15/2014	113,000	8	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E177 Strategy Index	65
1/15/2014	73,000	6	0.65%	JPMorgan SS Explorer	312
1/13/2014	1,000,000	6	0.0%	JPMorgan Brent Volemont Strategy	4,910
1/15/2014	1,000,000	6	0.0%	JPMorgan WTI Volemont Strategy	1,947
1/15/2014	14,000	5	0.4%	Merrill Lynch Commodity Index	2
1/15/2014	85,000	5	0.44%	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	52
1/15/2014	267,900	9	0.79%	UBS Custom Commodity Index	(475)
Short Positions
1/15/2014	176,000	3	0.0%	Dow Jones-UBS Commodity Index 3 Month Forward	(98)
1/15/2014	276,800	10	0.0%	Dow Jones-UBS Commodity Index 3 Month Forward	(154)
Total net unrealized appreciation					10,643

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Counterparties:
1	Nomura International PLC
2	Citigroup, Inc.
3	BNP Paribas
4	Barclays Bank PLC
5	Bank of America
6	JPMorgan Chase Securities, Inc.
7	Canadian Imperial Bank of Commerce
8	The Goldman Sachs & Co.
9	UBS AG
10	Macquarie Bank Ltd.
LIBOR: London Interbank Offered Rate

As of December 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CAD	3,669,072	NZD	4,200,000	1/6/2014	353	Australia & New Zealand Banking Group Ltd.
JPY	290,000,000	USD	2,809,043	1/6/2014	55,268	Citigroup. Inc.
ZAR	21,300,000	USD	2,057,923	1/17/2014	31,475	UBS AG
USD	2,031,268	AUD	2,300,000	1/23/2014	19,715	Commonwealth Bank of Australia
USD	9,513,808	GBP	5,842,000	1/23/2014	158,970	Nomura International PLC
AUD	2,300,000	USD	2,051,773	1/23/2014	790	Nomura International PLC
CAD	2,400,000	USD	2,324,343	1/23/2014	66,117	Barclays Bank PLC
NOK	10,630,000	USD	1,788,638	1/23/2014	37,357	UBS AG
KRW	2,189,000,000	USD	2,068,705	2/18/2014	855	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					370,900

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,819,251	JPY	290,000,000	1/6/2014	(65,477)	Nomura International PLC
GBP	5,842,000	USD	9,563,967	1/23/2014	(108,810)	JPMorgan Chase Securities, Inc.
USD	1,751,654	SGD	2,200,000	2/18/2014	(8,304)	Commonwealth Bank of Australia
Total unrealized depreciation					(182,591)

Currency Abbreviations

AUD	Australian Dollar	KRW	South Korean Won
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2013, the Fund held $2,007,305 in the Subsidiary, representing 1.7% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Government & Agency Obligations	$—	$113,803,297	$—	$113,803,297
Mortgage-Backed Securities Pass-Throughs	—	53,131	—	53,131
Asset-Backed	—	1,345,016	—	1,345,016
Short-Term U.S. Treasury Obligations	—	2,666,357	—	2,666,357
Short-Term Investments (j)	10,658,052	—	—	10,658,052
Derivatives (k)
Futures Contracts	223,114	—	—	223,114
Interest Rate Swap Contracts	—	29,981	—	29,981
Commodity-Linked Swap Contracts	—	12,253	—	12,253
Forward Foreign Currency Exchange Contracts	—	370,900	—	370,900

Total	$10,881,166	$118,280,935	$—	$129,162,101

Liabilities
Derivatives (k)
Futures Contracts	$(94,034)	$—	$—	$(94,034)
Written Options	—	(141,597)	—	(141,597)
Interest Rate Swap Contracts	—	(738)	—	(738)
Commodity-Linked Swap Contracts	—	(1,610)	—	(1,610)
Forward Foreign Currency Exchange Contracts	—	(182,591)	—	(182,591)

Total	$(94,034)	$(326,536)	$—	$(420,570)

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include unrealized appreciation (depreciation) on open future contacts, interest rate swap contracts, commodity-linked swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$559	$10,643	$—	$—
Foreign Exchange Contracts	$—	$—	$188,309	$—
Interest Rate Contracts	$128,521	$29,243	$—	$8,128

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Inflation Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014